Condensed Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities:
Net loss	$ (9,115,026)	$ (9,530,256)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	222,223	128,808
Stock-based compensation expense	124,847	96,013
Amortization of right-of-use assets	159,640	142,819
Gain on disposal of assets	(1,863)	0
Changes in operating assets and liabilities:
Accounts receivable	(56,000)
Other receivables	4,085	(10,000)
Prepaid expenses	201,440	1,883,294
Accounts payable	(411,808)	318,541
Accrued expenses and other current liabilities	(62,327)	(169,527)
Operating lease liabilities	(158,391)	(115,723)
Net cash used in operating activities	(9,093,180)	(7,256,031)
Investing activities:
Purchases of property and equipment	(252,017)	(835,099)
Net cash used in investing activities	(252,017)	(835,099)
Financing activities:
Proceeds from issuance of Series Seed-1 Preferred Stock, net of issuance costs		4,986,059
Proceeds from stock option exercises	10,218
Repurchases of common stock		(30)
Net cash provided by financing activities	10,218	4,986,029
Effect of exchange rate changes on cash and cash equivalents	(10,836)	(12,159)
Net increase (decrease) in cash and cash equivalents	(9,345,815)	(3,117,260)
Cash and cash equivalents, beginning of year	25,892,723	29,009,983
Cash and cash equivalents, end of year	16,546,908	25,892,723
Supplemental disclosure of noncash investing and financing activities:
Remeasurement of operating right-of-use assets and lease liabilities upon lease modification	$ 216,358
Operating right-of-use assets obtained in exchange for new operating lease liabilities		$ 655,872